111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                           March 4, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Emerging Markets Debt Local Currency Fund (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and the combined Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 177 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2024.

Please call the undersigned at (617) 954-5655 or Jonathan Umana-Oliveira at (617) 954-5153 with any questions you may have.

                                                       Very truly yours,

                                                       WILLIAM B. WILSON
                                                        William B. Wilson
                                                        Assistant Vice President and Senior Counsel

WBW/ada